Document And Entity Information	Nov. 13, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on November 19, 2020 (the “Initial Form 8-K”) by PGT Innovations, Inc. (the “Company”) regarding the decision of the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) on November 13, 2020, to dismiss KPMG LLP (“KPMG”) as the Company’s independent registered public accounting firm, effective upon the filing of the Company’s Annual Report on Form 10-K for the fiscal year ended January 2, 2021. On March 2, 2021, the Company filed its Annual Report on Form 10-K for the fiscal year ended January 2, 2021, at which time retention of KPMG as the Company’s independent registered public accounting firm ended. The Company notified KPMG on November 16, 2020 that it would be dismissed as the Company’s independent registered public accounting firm. The decision to dismiss KPMG as the Company’s independent registered public accounting firms was at the direction of and approved by the Audit Committee.
Document Period End Date	Nov. 13, 2020
Entity Registrant Name	PGT Innovations, Inc.
Entity Central Index Key	0001354327
Entity Emerging Growth Company	false
Entity File Number	001-37971
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0634715
Entity Address, Address Line One	1070 Technology Drive
Entity Address, City or Town	North Venice
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34275
City Area Code	941
Local Phone Number	480-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NYSE
Title of each class	Common Stock, Par Value $0.01 Per Share
Trading Symbol(s)	PGTI